Reorganization and Acquisitions (Acquisition and Restructuring of 7Road, Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	May 01, 2013	May 11, 2011	Jun. 21, 2012
7Road [Member]
Reorganization and Acquisitions [Line Items]
Percentage of outstanding ordinary shares surrendered by Chief Executive Officer			5.10%
Non-controlling interest percentage	28.074%		28.074%
Percentage of interest held by Group			71.926%
Aggregate cash consideration associated with the purchase of non-controlling interest in 7Road	$ 78
Shenzhen 7Road [Member]
Reorganization and Acquisitions [Line Items]
Percentage of acquired equity interests		68.258%